Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 1,761	$ 26,789
Accounts receivable	105,050	72,361
Inventory	166,428	207,999
Advances and deposits	78,264	36,617
Investment tax credits recoverable	25,030	25,030
Prepayments	3,015	26,485
TOTAL CURRENTS ASSETS	379,548	395,281
PROPERTY AND EQUIPMENT, NET	13,993	17,100
TOTAL ASSETS	393,541	412,381
LIABILITIES
Bank indebtedness	59,873	10,037
Accounts payable and accrued liabilities	442,149	339,737
Customer deposits	123,050	154,893
Advances from shareholders	315,821	118,021
Promissory note payable	438,386	122,914
TOTAL CURRENT LIABILITIES	1,379,279	745,602
STOCKHOLDERS' (DEFICIT)
Common stock, $0.01 par value, unlimited authorized common shares, 10,864 shares outstanding as of December 31, 2012 and 2011.	109	109
Accumulated other comprehensive income	(26,744)	(16,589)
Accumulated deficit	(959,103)	(316,741)
TOTAL STOCKHOLDERS' DEFICIT	(985,738)	333,221
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 393,541	$ 412,381